FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Recurring Basis at Fair Value
Items measured on a recurring basis at fair value:

	As of September 30, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$157,944	$165,005	$—	$322,949
Digital intangible assets at fair value	2,402,298	326,843	831	2,729,972
Digital assets loan receivable, net of allowance — Financial assets	—	380,127	—	380,127
Digital assets receivable	49	—	21,383	21,432
Assets posted as collateral — Digital assets	—	716,754	—	716,754
Derivative assets	129,709	22,870	—	152,579
Embedded derivative — Collateral payable — Digital assets	—	65,125	—	65,125
Embedded derivative — Digital assets borrowed	—	58,818	—	58,818
Embedded derivative - Payable to customer	—	1,820	—	1,820
Investments(1)	843,960	99	866,878	1,710,937
	$3,533,960	$1,737,461	$889,092	$6,160,513
Liabilities
Investments sold short(2)	$213,941	$—	$—	$213,941
Derivative liabilities	43,426	23,974	—	67,400
Embedded derivative — Digital assets borrowed	—	152,885	—	152,885
Embedded derivative — Collateral payable	—	341,053	—	341,053
	$257,367	$517,912	$—	$775,279
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient of $328.1 million and investments utilizing the measurement alternative of $67.2 million as they are without readily determinable fair values.
(2)Investments sold short are included in Other current liabilities in the Company’s condensed consolidated interim statements of financial position.

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$354,851	$4,814	$—	$359,665
Digital intangible assets at fair value	1,929,661	68,239	20,457	2,018,357
Digital assets loan receivable, net of allowance — Financial assets	—	393,734	—	393,734
Digital assets receivable	204	24	60,492	60,720
Assets posted as collateral — Digital assets	—	278,527	—	278,527
Derivative assets	188,836	18,817		207,653
Embedded derivative — Collateral payable	—	55,848	—	55,848
Embedded derivative — Digital assets borrowed	—	24,039	—	24,039
Investments(1)	751,220	—	524,573	1,275,793
	$3,224,772	$844,042	$605,522	$4,674,336
Liabilities
Investments sold short	$6,524	$—	$—	$6,524
Derivative liabilities	58,155	107,703		165,858
Embedded derivative — Digital assets borrowed		252,635		252,635
Embedded derivative — Collateral payable		161,261		161,261
Embedded derivative — Notes payable	—	—	136,192	136,192
	$64,679	$521,599	$136,192	$722,470
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient of $304.5 million and equity securities utilizing the measurement alternative of $63.2 million as they are without readily determinable fair values.
Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the periods ended September 30, 2025 and December 31, 2024, respectively.

(in thousands) Assets	Fair value, Beginning Balance	Purchases	Sales /Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in /(out) of Level 3	Fair value, Ending Balance
Digital intangible assets
September 30, 2025	$20,457	$—	$—	$—	$(1,255)	$(18,371)	$831
December 31, 2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
Digital assets receivable
September 30, 2025	$60,492	$2,250	$—	$—	$7,644	$(49,003)	$21,383
December 31, 2024	$20,569	$—	$(4,727)	$4,724	$52,477	$(12,551)	$60,492
Investments
September 30, 2025	$524,573	$423,351	$(268,501)	$148,128	$56,638	$(17,311)	$866,878
December 31, 2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
Embedded derivative — Notes payable
September 30, 2025	$136,192	$—	$—	$—	$—	$(136,192)	$—
December 31, 2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the periods ended September 30, 2025 and December 31, 2024, respectively.

(in thousands) Assets	Fair value, Beginning Balance	Purchases	Sales /Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in /(out) of Level 3	Fair value, Ending Balance
Digital intangible assets
September 30, 2025	$20,457	$—	$—	$—	$(1,255)	$(18,371)	$831
December 31, 2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
Digital assets receivable
September 30, 2025	$60,492	$2,250	$—	$—	$7,644	$(49,003)	$21,383
December 31, 2024	$20,569	$—	$(4,727)	$4,724	$52,477	$(12,551)	$60,492
Investments
September 30, 2025	$524,573	$423,351	$(268,501)	$148,128	$56,638	$(17,311)	$866,878
December 31, 2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
Embedded derivative — Notes payable
September 30, 2025	$136,192	$—	$—	$—	$—	$(136,192)	$—
December 31, 2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192

Schedule of Significant Unobservable Inputs Used for Assets and Liabilities
The following table presents additional information about valuation methodologies and significant unobservable inputs used for assets and liabilities that are measured and reported at fair value and categorized within Level 3 as of September 30, 2025 and December 31, 2024, respectively:

Financial Instrument	Fair Value at September 30, 2025 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$831	Marketability discount	11.4%	11.4%
Digital assets receivable	$21,383	Marketability discount	2.3% - 75.0%	54.9%
Investments	$866,878	Time to liquidity event (years)	0.3 - 10.0	5.7
		Annualized equity volatility	60.0% - 90.0%	80.2%
		Risk free rate	3.4% - 4.3%	3.9%
		Market adjustment discount	25.0% - 90.0%	24.2%
		Market adjustment premium	150.0% - 180.0%	173.0%
		Marketability discount	16.8% - 35.0%	26.5%
		Expected dividend payout ratio	—%	—%
		Enterprise value to LTM revenue multiple	2.5x - 3.8x	3.3x
		Enterprise value to projected revenue multiple	3.5x - 5.5x	4.8x
		Enterprise value to annualized revenue	2.5x - 10.0x	5.3x
		EV to gross profit	6.0x	6.0x
		Recovery percentage	44.0%	44.0%

Financial Instrument	Fair Value at December 31, 2024 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$20,457	Marketability discount	15.9% - 45.2%	32.1%
Digital assets receivable	$60,492	Marketability discount	5.5% - 72.8%	35.8%
Investments	$524,573	Time to liquidity event (years)	1.0 - 5.0	4.1
		Annualized equity volatility	70.0% - 90.0%	88.8%
		Risk free rate	3.4% - 4.4%	4.2%
		Market adjustment discount	30.0% - 90.0%	41.0%
		Market adjustment premium	25.0% - 130.0%	79.6%
		Marketability discount	3.5% - 51.8%	26.0%
		Expected dividend payout ratio	—%	—%
		Enterprise value to LTM revenue multiple	2.5x - 16.8x	10.8x
		Enterprise value to projected revenue multiple	2.0x - 10.5x	7.0x
		Enterprise value to annualized revenue	3.5x - 9.0x	6.7x
		Enterprise value to LTM volume	3.0x	3.0x
		Enterprise Value to ARR	8.5x - 15.8x	10.9x
		Price to tangible book value	1.5x	1.5x
		Enterprise value to projected EBITDA	9.0x - 14.0x	11.5x
		Scenario probability	35.0%	35.0%
		Recovery percentage	35.0% - 61.6%	51.5%
Embedded derivative — Notes payable	$136,192	Volatility	45.6% - 75.0%	55.4%
		Risk free rate	4.2% - 4.4%	4.3%
		Time-step (years)	0.004	0.004

Schedule of Financial Instruments not Measured at Fair Value
The following table presents the fair value of financial instruments not measured at fair value in the Company’s condensed consolidated interim statements of financial position. This table excludes non-financial assets and liabilities.

	As of September 30, 2025
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,137,426	$1,137,426	$1,137,426	$—	$—
Assets posted as collateral – Cash	2,050	2,050	—	2,050	—
Accounts receivable	71,953	71,953	—	71,953	—
Loans receivable	642,671	642,671	—	642,671	—
Total Assets	$1,854,100	$1,854,100	$1,137,426	$716,674	$—
Accounts payable and accrued liabilities	$421,355	$421,355	$—	$421,355	$—
Notes payable	1,150,287	1,232,373	—	1,232,373	—
Collateral payable — Cash	22,180	22,180	—	22,180	—
Payable to customers — Cash	87,249	87,249	—	87,249	—
Loans payable	316,916	316,916	—	316,916	—
Settlement liability	149,445	151,029	—	151,029	—
Total Liabilities	$2,147,432	$2,231,102	$—	$2,231,102	$—

	As of December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$462,103	$462,103	$462,103	$—	$—
Assets posted as collateral – Cash	—	—	—	—	—
Accounts receivable	55,279	55,279	55,279	—	—
Loans receivable	476,620	476,620	—	476,620	—
Total Assets	$994,002	$994,002	$517,382	$476,620	$—
Accounts payable and accrued liabilities	$281,531	$281,531	$281,531	$—	$—
Notes payable	845,186	836,402	—	836,402	—
Collateral payable — Cash	74,995	74,995	—	74,995	—
Payable to customers — Cash	19,520	19,520	—	19,520	—
Loans payable	510,718	510,718	—	510,718	—
Settlement liability	149,445	151,029	—	151,029	—
Total Liabilities	$1,881,395	$1,874,195	$281,531	$1,592,664	$—

Galaxy Digital Holdings, LP
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Recurring Basis at Fair Value
Items measured on a recurring basis at fair value:

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$354,851	4,814	$—	359,665
Digital intangible assets at fair value	1,929,661	68,239	20,457	2,018,357
Digital assets loan receivable, net of allowance — Financial assets	—	393,734	—	393,734
Digital assets receivable	204	24	60,492	60,720
Assets posted as collateral — Digital assets	—	278,527	—	278,527
Derivative assets	188,836	18,817		207,653
Embedded derivative — Collateral payable	—	55,848	—	55,848
Embedded derivative — Digital assets borrowed	—	24,039	—	24,039
Investments(1)	751,220	—	524,573	1,275,793
	$3,224,772	$844,042	$605,522	$4,674,336
Liabilities
Investments sold short (2)	6,524	—	—	6,524
Derivative liabilities	58,155	107,703		165,858
Embedded derivative — Digital assets borrowed		252,635		252,635
Embedded derivative — Collateral payable		161,261		161,261
Embedded derivative — Notes payable	—	—	136,192	136,192
	$64,679	$521,599	$136,192	$722,470
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient ($304.5 million) and equity securities utilizing the measurement alternative as they are without readily determinable fair values ($63.2 million).
(2)Investments sold short are included in Other current liabilities in the Company’s condensed consolidated interim statements of financial position.

	As of December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$74,386	$—	$—	74,386
Digital intangible assets at fair value	655,473	12,674	68,004	736,151
Digital assets loan receivable, net of allowance — Financial assets	—	12,000	—	12,000
Digital assets receivable	196	95	20,569	20,860
Assets posted as collateral — Digital assets	—	316,104	—	316,104
Derivative assets	59,724	113,485	—	173,209
Embedded derivative — Collateral payable	—	4,244	—	4,244
Embedded derivative — Digital assets borrowed	—	877	—	877
Investments(1)	43,568	—	364,576	408,144
	$833,347	$459,479	$453,149	$1,745,975
Liabilities
Investments sold short	25,295	—	—	25,295
Derivative liabilities	55,567	105,075	—	160,642
Embedded derivative — Digital assets borrowed	—	29,874	—	29,874
Embedded derivative — Collateral payable	—	134,695	—	134,695
Embedded derivative — Notes payable	—	—	10,472	10,472
	$80,862	$269,644	$10,472	$360,978
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient ($243.3 million) and equity securities utilizing the measurement alternative as they are without readily determinable fair values ($83.7 million).

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the years ended December 31, 2024 and 2023 respectively:

(in thousands) Assets	Fair value, Beginning Balance	Purchases	Sales/Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in/(out) of Level 3	Fair value, Ending Balance
Digital intangible assets
2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
2023	$—	$—	$—	$—	$65,073	$2,931	$68,004
Digital assets receivable
2024	$20,569	$—	$(4,727)	$4,724	$52,477	$(12,551)	$60,492
2023	$16,054	$200	$—	$—	$17,101	$(12,786)	$20,569
Investments
2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
2023	$170,526	$30,077	$(2,890)	$949	$121,242	$44,672	$364,576
Embedded derivative - Notes payable
2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192
2023	$—	$—	$—	$—	$9,604	$868	$10,472

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the years ended December 31, 2024 and 2023 respectively:

(in thousands) Assets	Fair value, Beginning Balance	Purchases	Sales/Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in/(out) of Level 3	Fair value, Ending Balance
Digital intangible assets
2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
2023	$—	$—	$—	$—	$65,073	$2,931	$68,004
Digital assets receivable
2024	$20,569	$—	$(4,727)	$4,724	$52,477	$(12,551)	$60,492
2023	$16,054	$200	$—	$—	$17,101	$(12,786)	$20,569
Investments
2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
2023	$170,526	$30,077	$(2,890)	$949	$121,242	$44,672	$364,576
Embedded derivative - Notes payable
2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192
2023	$—	$—	$—	$—	$9,604	$868	$10,472

Schedule of Significant Unobservable Inputs Used for Assets and Liabilities
The following table presents additional information about valuation methodologies and significant unobservable inputs used for assets and liabilities that are measured and reported at fair value and categorized within Level 3 as of December 31, 2024 and 2023, respectively:

Financial Instrument	Fair Value at December 31, 2024 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$20,457	Marketability discount	15.9% - 45.2%	32.1%
Digital assets receivable	$60,492	Marketability discount	5.5% - 72.8%	35.8%
Investments	$524,573	Time to liquidity event (years)	1.0 - 5.0	4.1
		Annualized equity volatility	70.0% - 90.0%	88.8%
		Risk free rate	3.4% - 4.4%	4.2%
		Market adjustment discount	30.0% - 90.0%	41.0%
		Market adjustment premium	25.0% - 130.0%	79.6%
		Marketability discount	3.5% - 51.8%	26.0%
		Expected dividend payout ratio	—% - —%	0%
		Enterprise value to LTM revenue multiple	2.5x - 16.8x	10.8x
		Enterprise value to projected revenue multiple	2.0x - 10.5x	7.0x
		Enterprise value to annualized revenue	3.5x - 9.0x	6.7x
		Enterprise value to LTM volume	3.0x	3.0x
		Enterprise Value to ARR	8.5x - 15.8x	10.9x
		Price to tangible book value	1.5x	1.5x
		Enterprise value to projected EBITDA	9.0x - 14.0x	11.5x
		Scenario probability	35.0%	35.0%
		Recovery percentage	35.0% - 61.6%	51.5%
Embedded derivative — Notes payable	$136,192	Volatility	45.6% - 75.0%	55.4%
		Risk free rate	4.2% - 4.4%	4.3%
		Time-step (years)	0.004	0.004

Financial Instrument	Fair Value at December 31, 2023 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$68,004	Marketability discount	3.3% - 59.4%	15.4%
Digital assets receivable	$20,569	Marketability discount	6.1% - 74.4%	28.5%
Investments	$364,576	Time to liquidity event (years)	3.0 - 5.0	4.6
		Annualized equity volatility	90.0%	90.0%
		Risk free rate	3.5% - 4.2%	3.9%
		Control discount	7.5% - 20.0%	11.1%
		Market adjustment discount	25.0% - 65.0%	37.4%
		Marketability discount	5.7% - 40.0%	15.4%
		Enterprise value to revenue multiple	2.0x- 12.0x	9.4x
		Enterprise value to projected revenue multiple	2.0x - 8.0x	4.4x
		Enterprise value to volume multiple	5.5x	5.5x
		Recovery percentage	120.1%	120.1%
		Claims percentage	68.0%	68.0%
Embedded derivative — Notes payable	$10,472	Volatility	67.0%	67.0%
		Risk free rate	4.0%	4.0%
		Time-step (years)	0.004	0.004

Schedule of Financial Instruments not Measured at Fair Value
The following table presents the fair value of financial instruments not measured at fair value in the Company’s consolidated statements of financial position. This table excludes non-financial assets and liabilities.

	As of December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$462,103	$462,103	$462,103	$—	$—
Assets posted as collateral — Cash	—	—	—	—	—
Accounts receivable	55,279	55,279	55,279	—	—
Loans receivable	476,620	476,620	—	476,620	—
Total Assets	$994,002	$994,002	$517,382	$476,620	$—
Accounts payable and accrued liabilities	281,531	281,531	281,531	—	—
Notes payable	845,186	836,402	—	836,402	—
Collateral payable — Cash	74,995	74,995	—	74,995	—
Payable to customers — Cash	19,520	19,520	—	19,520	—
Loans payable	510,718	510,718	—	510,718	—
Total Liabilities	$1,731,950	$1,723,166	$281,531	$1,441,635	$—

	As of December 31, 2023
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$316,610	$316,610	$316,610	$—	$—
Assets posted as collateral — Cash	2,091	2,091	2,091	—	—
Accounts receivable	60,929	60,929	60,929	—	—
Loans receivable	387,364	387,364	—	387,364	—
Total Assets	$766,994	$766,994	$379,630	$387,364	$—
Accounts payable and accrued liabilities	140,376	140,376	140,376	—	—
Notes payable	408,053	342,161	—	342,161	—
Collateral payable — Cash	11,367	11,367	—	11,367	—
Payable to customers — Cash	3,442	3,442	—	3,442	—
Loans payable	93,069	93,069	—	93,069	—
Total Liabilities	$656,307	$590,415	$140,376	$450,039	$—